DEFINED BENEFIT PENSION PLANS - Measured at fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Activity of plan assets
Fair value of plan assets at beginning of period	$ 378.1	$ 333.2
Fair value of plan assets at end of period	430.5	378.1
Fair Value, Inputs, Level 3 [Member]
Activity of plan assets
Fair value of plan assets at beginning of period	39.0	40.5
Gains on assets still held at year-end	1.3	1.6
Purchases, sales, issuances and settlements	(1.6)	(1.2)
Transfers in and/or out of Level 3	0.1	(1.1)
Foreign exchange (loss)/gain	3.4	(0.8)
Fair value of plan assets at end of period	$ 42.2	$ 39.0